Fair Value of Financial Instruments and Derivatives Instuments, detail 5 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss	$ 91,293
Vessels, net	942,876
Fair Value on a Non-recurring Basis
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Vessels, net	178,468
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2)
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	87,175
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2) | M/V Panayiota K
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	21,600
Loss	29,892
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2) | M/V Efrossini
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	21,375
Loss	12,959
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2) | M/V Venus History
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	23,750
Loss	19,705
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2) | M/V Andreas K
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	20,450
Loss	$ 28,737